FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1.9	$ 1.5
Financial liabilities	(12.4)	(6.0)
Net financial assets (liabilities)	(10.5)	(4.5)
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.7	2.4
Financial liabilities	(50.1)	(16.3)
Net financial assets (liabilities)	(47.4)	$ (13.9)
Peruvian Sol [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7.0
Financial liabilities	(29.0)
Net financial assets (liabilities)	$ (22.0)